Trade and Other Receivables, net - Components (Details) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Trade and other receivables, net
Trade receivables (Gross)	$ 1,013,330	$ 932,166
Allowance for credit losses	(76,137)	(91,819)	$ (99,657)
Trade receivables (Net)	937,193	840,347
Related party receivables (Note 30)	20,727	78,435
Sales-type lease receivables	1,672	824
Trade and other receivables (Gross)	1,035,729	1,011,425
Trade and other receivables (Net)	959,592	$ 919,606
State of Illinois
Trade and other receivables, net
Trade receivables (Gross)	$ 39,400